Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 14. Supplemental Cash Flow Information

The following table summarizes supplemental cash flows for the nine-months ended September 30, 2023, and 2022:

	2023	2022

Assignment of assets to related party	$(782,000)	$-
Transfer of debt associated with assigned assets	$782,000	$-

Note 15. Supplemental Cash Flow Information

The following table summarizes supplemental cash flows for the year ended December 31, 2022, and 2021:

	2022	2021

Transfer of promissory note 2 to related party	$5,081,000	$-
Transfer of note payable, related party	$(5,081,000)	$-